VIRTUS NFJ Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025
($ reported in thousands)
	Shares	Value
Common Stocks—99.0%
Communication Services—1.3%
Cargurus, Inc. Class A(1)	64,330	$ 1,874
Iridium Communications, Inc.	55,534	1,517
		3,391

Consumer Discretionary—9.8%
American Eagle Outfitters, Inc.	111,357	1,294
Asbury Automotive Group, Inc.(1)	10,236	2,261
Caesars Entertainment, Inc.(1)	38,089	952
Carriage Services, Inc. Class A	50,622	1,962
Dana, Inc.	194,106	2,587
Five Below, Inc.(1)	20,884	1,565
KB Home	19,545	1,136
LGI Homes, Inc.(1)	12,663	842
Malibu Boats, Inc. Class A(1)	56,221	1,725
Taylor Morrison Home Corp. Class A(1)	22,032	1,323
Under Armour, Inc. Class A(1)	395,508	2,472
Victoria’s Secret & Co.(1)	39,368	731
Winnebago Industries, Inc.	72,097	2,484
Wolverine World Wide, Inc.	124,962	1,738
YETI Holdings, Inc.(1)	80,205	2,655
		25,727

Consumer Staples—1.1%
PriceSmart, Inc.	17,900	1,573
Utz Brands, Inc.	97,964	1,379
		2,952

Energy—5.9%
Helmerich & Payne, Inc.	148,510	3,879
Matador Resources Co.	91,511	4,675
Ovintiv, Inc.	78,826	3,374
SM Energy Co.	75,357	2,257
Vital Energy, Inc.(1)	68,633	1,457
		15,642

Financials—30.6%
Associated Banc-Corp.	139,937	3,153
Axos Financial, Inc.(1)	24,111	1,556
Bancorp, Inc. (The)(1)	43,588	2,303
Blackstone Mortgage Trust, Inc. Class A	131,596	2,632
Cadence Bank	105,115	3,191
Commerce Bancshares, Inc.	99,769	6,209
Community Financial System, Inc.	116,021	6,597
Enterprise Financial Services Corp.	59,503	3,198
First Financial Bankshares, Inc.	198,218	7,120
First Interstate BancSystem, Inc. Class A	100,325	2,874
Glacier Bancorp, Inc.	69,673	3,081
HA Sustainable Infrastructure Capital, Inc.	88,467	2,587
Horace Mann Educators Corp.	76,504	3,269
Independent Bank Corp.	64,217	4,023
Lakeland Financial Corp.	48,857	2,904
	Shares	Value

Financials—continued
MarketAxess Holdings, Inc.	26,465	$ 5,726
Pathward Financial, Inc.	18,773	1,369
Pinnacle Financial Partners, Inc.	25,514	2,705
Sandy Spring Bancorp, Inc.	90,652	2,534
Southside Bancshares, Inc.	55,366	1,603
SouthState Corp.	29,232	2,713
Stock Yards Bancorp, Inc.	59,003	4,075
UMB Financial Corp.	26,344	2,663
Walker & Dunlop, Inc.	27,304	2,331
		80,416

Health Care—8.2%
Addus HomeCare Corp.(1)	34,981	3,459
Exelixis, Inc.(1)	56,598	2,090
Globus Medical, Inc. Class A(1)	42,346	3,100
Iovance Biotherapeutics, Inc.(1)	177,635	591
Ligand Pharmaceuticals, Inc.(1)	12,127	1,275
LivaNova plc(1)	68,332	2,684
Medpace Holdings, Inc.(1)	5,437	1,657
Merit Medical Systems, Inc.(1)	28,047	2,965
Omnicell, Inc.(1)	36,533	1,277
Simulations Plus, Inc.	47,934	1,175
Ultragenyx Pharmaceutical, Inc.(1)	35,656	1,291
		21,564

Industrials—13.1%
Alaska Air Group, Inc.(1)	61,644	3,034
Armstrong World Industries, Inc.	18,537	2,612
Dycom Industries, Inc.(1)	10,916	1,663
ExlService Holdings, Inc.(1)	28,306	1,336
GATX Corp.	17,409	2,703
Genpact Ltd.	35,377	1,782
Greenbrier Cos., Inc. (The)	25,302	1,296
Insteel Industries, Inc.	51,862	1,364
JBT Marel Corp.	46,551	5,689
Lindsay Corp.	11,148	1,411
MonotaRO Co., Ltd. Unsponsored ADR	87,073	1,622
NEXTracker, Inc. Class A(1)	42,255	1,781
Oshkosh Corp.	23,722	2,232
UniFirst Corp.	7,985	1,389
Watts Water Technologies, Inc. Class A	13,266	2,705
Werner Enterprises, Inc.	65,747	1,926
		34,545

Information Technology—2.6%
Cirrus Logic, Inc.(1)	21,222	2,115
Diodes, Inc.(1)	36,390	1,571
MKS Instruments, Inc.	12,733	1,021
RingCentral, Inc. Class A(1)	84,671	2,096
		6,803

	Shares	Value

Materials—4.4%
Ashland, Inc.	23,349	$ 1,384
Cia Siderurgica Nacional S.A. Sponsored ADR	842,728	1,407
Coeur Mining, Inc.(1)	429,055	2,540
FMC Corp.	48,211	2,034
Kaiser Aluminum Corp.	43,442	2,634
Quaker Chemical Corp.	11,878	1,468
		11,467

Real Estate—13.4%
Alexandria Real Estate Equities, Inc.	26,408	2,443
Cousins Properties, Inc.	99,907	2,947
Douglas Emmett, Inc.	102,245	1,636
Equity LifeStyle Properties, Inc.	40,874	2,726
Essential Properties Realty Trust, Inc.	51,861	1,693
Getty Realty Corp.	84,943	2,649
Healthpeak Properties, Inc.	137,197	2,774
Jones Lang LaSalle, Inc.(1)	10,928	2,709
PotlatchDeltic Corp.	37,729	1,702
Rexford Industrial Realty, Inc.	130,665	5,116
Terreno Realty Corp.	95,841	6,059
UMH Properties, Inc.	152,351	2,849
		35,303

Utilities—8.6%
AES Corp. (The)	242,079	3,007
American States Water Co.	73,724	5,800
Avista Corp.	118,773	4,973
Chesapeake Utilities Corp.	25,377	3,259
Middlesex Water Co.	46,946	3,009
Portland General Electric Co.	56,830	2,535
		22,583

Total Common Stocks (Identified Cost $246,753)		260,393

Total Long-Term Investments—99.0% (Identified Cost $246,753)		260,393

TOTAL INVESTMENTS—99.0% (Identified Cost $246,753)		$260,393
Other assets and liabilities, net—1.0%		2,675
NET ASSETS—100.0%		$263,068

Abbreviations:
ADR	American Depositary Receipt
plc	Public Limited Company

Footnote Legend:
(1)	Non-income producing.
See Notes to Schedule of Investments

VIRTUS NFJ Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of March 31, 2025, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at March 31, 2025	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$260,393	$260,393
Total Investments	$260,393	$260,393
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at March 31, 2025.
There were no transfers into or out of Level 3 related to securities held at March 31, 2025.
See Notes to Schedule of Investments

VIRTUS NFJ Small-Cap Value Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, restricted securities, and leveraged loan are valued based on either evaluated or composite quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual financial statements.
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